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                                              BOULDER GROWTH & INCOME FUND, INC.
                          2344 SPRUCE STREET - SUITE A - BOULDER, COLORADO 80302
                               TELEPHONE (303) 444-5483 FACSIMILE (303) 245-0420
                                            EMAIL: JTERWILLIGER@BOULDERFUNDS.NET


                                 April 15, 2008

VIA EMAIL AND FEDERAL EXPRESS

Vincent J. Di Stefano, Esq.
Senior Counsel
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:      Boulder Growth & Income Fund, Inc. ("Fund")
         File Numbers 333-149535; 811-02328

Dear Mr. Di Stefano:

     This letter is in regard to the Form N-2 filed by the Fund on March 4, 2008 (the "N-2") and responds to the comment letter issued by the Division of Investment Management dated March 26, 2008 (the "Comment Letter"). Following is a response to each of the items contained in the Comment Letter. Capitalized terms contained in this response letter but not otherwise defined will have the meaning for such term as set forth in the N-2. The responses set forth below correspond to the headers as used in the Comment Letter, with the underscored text referencing language from the Comment Letter. For ease of reference, we have numbered the comments. Additionally, in the Comment Letter you noted that the comments you provided for one section may apply to other sections; accordingly we have updated all relevant sections of the prospectus based on the comments provided and the responses thereto.

     By courier and email we will provide a redline of the documents so that you can more easily see the changes that were made.

     General Comments

     1. Please add disclosure regarding all rights offerings of the Fund, including, but not limited to, date of each offering, dollar amount of proceeds, use to which the proceeds were put, and the amount of time taken to invest the proceeds. New disclosure has been added in the Prospectus Summary and under
Capitalization of the Fund and Other Matters entitled "Periodic Rights Offerings" which reads:

          The Fund has conducted several rights offerings in the past and is likely to continue to conduct rights offerings in the future. The Fund conducted a one-for-one rights offering in 2002, which doubled the number of common shares outstanding at the time and resulted in approximately $24.35 million in net proceeds to the Fund. Over a period of approximately 4 1/2 months following the offering, the Fund invested the proceeds in accordance with its investment objectives. The Fund conducted a one-for-three rights offering in September 2007, which resulted in the issuance of approximately 3.8 million common shares and approximately $32.8 million in net proceeds to the Fund. As of April [ ], 2008, the Fund has invested approximately [48%] of these proceeds. During this period, the market has been in overall decline with the S&P 500 Index down over 13%. Pending investment in accordance with its investment objective, the Fund has invested some of the proceeds in short-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality, short-term or long-term debt obligations or money market instruments. Some of these investments have included investments in the ARPS (auction rate preferred securities) of other issuers. As of the date of this Prospectus, the Fund has invested approximately $17.9 million, or approximately 12% of its assets, in ARPS of four different issuers. Although the auctions for these ARPS have recently failed, the Fund continues to receive dividend payments from these securities which conform to the Advisers' expected return on these types of investments. See "Investment Objective and Policies" and "Use of Proceeds" below.

In addition, disclosure which is already provided under "Use of Proceeds" and "Capitalization of the Fund and Other Matters - Common Stock" has been updated to reflect similar changes. It should be noted that the Fund did not have a level distribution policy in 2002 and therefore all of the proceeds from the 2002 rights offering were invested in accordance with the Fund's investment objective. The proceeds from the 2007 rights offering are also being invested in accordance with the Fund's investment objective as discussed in the above disclosure. As previously discussed with you on the telephone on April 2, 2008, a portion of the 2007 rights offering proceeds may be used to fund payments under the Distribution Policy as a return of paid-in capital. Disclosure regarding this already exists under "Use of Proceeds" in the main body of the Prospectus but has been added to the "Use of Proceeds" header in "Key Elements of the Offering". The extent to which distributions under the Distribution Policy will constitute paid-in capital, capital gains, or income, will not be known until the end of the Fund's tax year and is fully disclosed to the Fund's stockholders as discussed in the Prospectus.

     2. Please indicate whether the Fund's 2007 rights offering reduced Fund expenses on a per share basis. Also, please disclose whether the Fund has fully invested the proceeds of the Fund's 2007 rights offering. We have updated the fourth bullet-point disclosure in "Prospectus Summary - Purpose of the Offering" and "The Offering - Purpose of the Offering" to include the underlined language below:

          Increasing Fund assets may lower the Fund's expenses as a proportion of net assets because the Fund's fixed costs would be spread over a larger asset base. For example, as a result of the Fund's 2007 rights offering and as of the date of this Prospectus, the Fund's expense ratio was reduced from ___% to ___%, a decrease of ____basis points. There can be no assurance that by increasing the size of the Fund through this Offering, the Fund's expense ratio will be lowered.

With regard to the request to disclose whether the Fund has fully invested the proceeds of its 2007 rights offering, we have provided the disclosures as discussed above in response to Comment #1 above.

     3. The cover sheet for this filing indicates it is for a Rule 415 offering. Is this correct? If so, why is the the Fund making a Rule 415 offering? The box is unchecked.

     4. Please disclose on the front page of the prospectus that the Fund invests in foreign issuers. We have updated the language under "Common Stock" on Page 1 to include the underlined language below:

          The Fund is a registered closed-end, non-diversified management investment company incorporated under the laws of the State of Maryland. The Fund's investment objective is total return. The Fund seeks to produce both long-term capital appreciation through investment in common stocks of domestic and foreign issuers and high current income consistent with preservation of capital through investments in income producing securities.

Additionally, we reviewed the current language of the prospectus which details risk factors for the Fund's investments in foreign securities and believe the current language is adequate with respect to the above revision.

Prospectus Summary:

     5. Please summarize in this section the Fund's investment strategy described in the section of the prospectus titled "Investment Philosophy," and provide complete and prominent disclosure of the strategy in the section describing the Fund's principal investment strategies. Also, please disclose the risks of using this strategy. We added the language from "Investment Philosophy" to the Summary under a new heading "Investment Philosophy". The risks associated with implementing the Investment Philosophy are already discussed under "Prospectus Summary - Risk Factors". We have also added disclosure on the possibility of increased portfolio turnover rate because of the Distribution Policy. In this regard, we have updated the "Prospectus Summary - Investment Objective and Principal Investment Strategies", "Investment Objective and Policies - Level-Rate Distribution Policy," and "Portfolio Contents - Portfolio Turnover" to include the following additional disclosure:

          The Fund may have a slightly higher portfolio turnover rate than other similarly-situated equity funds due to the periodic need to liquidate securities for the purpose of making payments under the Distribution Policy and the strategy of purchasing stocks paying unusually large dividends as discussed above.

     6. Since the Fund may invest in mid- and small-cap stocks, please summarize the attendant risks in this section of the prospectus, and provide complete disclosure of these risks in the section treating risk disclosure. We have added disclosure to the "Prospectus Summary - Risk Factors" and to the "Risk Factors" which reads as follows:

          Investments in mid- and small-cap securities. The Fund may invest in small- and mid-cap companies from time to time. Generally, small-cap stocks are those securities issued by companies with a total market capitalization of between $300 million to $2 billion, and mid-cap stocks are those securities issued by companies with a total market capitalization of between $2 billion to $10 billion. The small- and mid-cap stocks in which the Fund may invest may present greater opportunities for capital growth than larger companies, but also may be more volatile and subject to greater risk. This is because smaller companies generally may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs and reduced returns to holders of these stocks, including potentially the Fund. In addition, smaller companies may have less publicly available information which can also lead to higher risk in terms of arriving at an accurate valuation for these smaller companies.

     7. Please disclose that the Fund may not achieve its investment objective when it takes temporary defensive positions. We have added disclosure to "Prospectus Summary - Investment Objective and Principal Investment Strategies" and "Investment Objective and Policies - Investment Policies" as follows:

          When the Fund takes temporary defensive positions it may have difficulty achieving its investment objective.

We  have  updated  the  language  under  "Portfolio   Contents  -  Money  Market
Instruments" to include the underlined language below:

          Money Market Instruments. Under normal market conditions, the Fund will not have more than 20% of its assets in cash or cash equivalents. The Fund may, for temporary defensive purposes, allocate a higher portion of its assets to cash and cash equivalents. For this purpose, cash equivalents consist of, but are not limited to, short-term (less than twelve months to maturity) U.S. government securities, certificates of deposit and other bank obligations, investment grade corporate bonds, other debt instruments and repurchase agreements. When the Fund takes temporary defensive positions it may have difficulty achieving its investment objective.

     8. Please summarize all material risks of leverage here, including all risks associated with preferred share auction failure. Please provide complete disclosure of all such risks in the section of the prospectus devoted to principal risk disclosure. Disclose prominently that the costs of leverage are borne by the Fund's common shareholders. Please explain the dividend preference afforded the holders of preferred shares, and the effect of the preference on holders of common shares. We have examined the current language of the prospectus, and believe it currently reflects the disclosure requested in this Comment. The "Prospectus Summary - Risk Factors" currently states:

          Leveraging Risk. The Fund is currently leveraged with the AMPS. Use of leverage may have a number of adverse effects on the Fund and its stockholders, including: (i) leverage may magnify market fluctuations in the Fund's underlying holdings, thus causing a disproportionate change in the Fund's NAV; (ii) the Fund's cost of leverage may exceed the return on the underlying securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to stockholders and generally making the Fund's total return to such stockholders more volatile; (iii) the Fund may be required to sell investments in order to meet dividend or interest payments on the debt or preferred stock it has issued when it may be disadvantageous to do so; (iv) leveraging through the issuance of preferred stock requires that the holders of the preferred stock have class voting rights on various matters that could make it more difficult for Common Stockholders to change the investment objective or fundamental policies of the Fund, to convert it to an open-end fund or make certain other changes; and (v) the Fund may be forced to redeem some or all of the AMPS at inopportune times due to a decline in market value of Fund investments. Because the fees paid to the Advisers and FAS (defined below) will be calculated on the basis of the Fund's managed assets, the fees will be higher when leverage (including the AMPS) is utilized, giving the Advisers an incentive to utilize leverage.

          In February 2008, the recent liquidity crisis in the credit markets spilled over into the auction rate preferred market, disrupting trading in auction rate preferred securities ("ARPS") like the AMPS and resulting in widespread failed auctions of ARPS. The Fund's most recent AMPS auction similarly failed on [ ], 2008, and as of the date of this Prospectus, there has not been a successful subsequent auction. A failed auction occurs when there are too few buyers willing to bid on and purchase the ARPS at the periodic auction. Generally in a failed auction, because there are too few buyers, holders of ARPS are unable to sell and therefore must remain holders of the ARPS, although they continue to be paid interest on the shares they hold, typically at a higher interest rate. In the case of the AMPS, this higher rate is referred to as the "Maximum Applicable Rate". The
          Maximum Applicable Rate is intended in part to mitigate the inconvenience and temporary illiquidity of failed auctions, although the holder must continue to hold the ARPS until a subsequent successful auction is conducted or the issuer redeems the ARPS.

          In the case of the AMPS, the Maximum Applicable Rate depends on the credit rating assigned to the AMPS and the duration of the dividend period. Currently, the AMPS have a Fitch rating of "AAA", a Moody's rating of "Aaa" and a 28-day dividend period. This corresponds with a Maximum Applicable Rate which is the higher of 125% of the reference rate (i.e., the 30-day London Inter-Bank Offered Rate or "LIBOR") or 1.25% plus the reference rate. As of February 29, 2008, the Maximum Applicable Rate for the Fund was ___%. As a point of reference, prior to the first failed AMPS auction, the rate paid by the Fund was ___%. Although the Maximum Applicable Rate presently paid by the Fund is relatively close to the rate set at its most recent successful auction, these circumstances could abruptly change if short-term interest rates increase. In such event, the Maximum Applicable Rate could also increase substantially.

          Additionally, should the credit rating assigned to the AMPS be downgraded, the Maximum Applicable Rate paid by the Fund would increase depending on the revised credit rating. For example, should the AMPS' credit rating be downgraded to A+ by Fitch and/or to A1 by Moody's, the Maximum Applicable Rate payable by the Fund would increase to the higher of 200% of the reference rate (e.g., LIBOR) or 2.00% plus the reference rate. In no instance would the Maximum
          Applicable Rate exceed the greater of 300% of the reference rate or 3.00% plus the reference rate.

Substantially similar language also occurs under "Risk Factors - Leveraging Risk" and "Capitalization of the Fund and other Matters - Preferred Stock".

The Comment also requests disclosure "that the costs of leverage are borne by the Fund's common shareholders. Please explain the dividend preference afforded the holders of preferred shares, and the effect of the preference on holders of common shares." In response, we have added additional disclosure under the "Prospectus Summary - Use of Leverage by the Fund," to include the underlined language below:

          Starting  in  early  2008  and  continuing  as of  the  date  of  this
          Prospectus, the market for auction market preferred securities experienced an unprecedented lack of liquidity that has resulted in failed auctions across the closed-end fund industry, including the AMPS issued by the Fund. The Fund continues to pay interest to the holders of AMPS, and continues to be AAA-rated by one or more nationally recognized credit agencies. Given the current interest rate environment, the Advisers believe that leverage is beneficial to the overall performance of the Fund, even though the auctions for the AMPS may continue to fail. There is no readily available solution that will resolve the failed auction situation. Any potential solution would be subject to factors beyond the Advisers' control such as market, credit and economic developments and, possibly, regulatory approval. There cannot be any assurance that potential solutions will be workable, receive all necessary approvals or implemented. As of the date of this Prospectus, there is no definitive timing for a resolution to this issue.

          The Fund generally will not utilize leverage if the Advisers anticipate that leverage would result in a lower return to Common Stockholders over time. Use of financial leverage creates an opportunity for increased returns for the Common Stockholders but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of NAV and market price of the Shares and of dividends), and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. Because the fees paid to the Advisers and FAS (defined below) will be calculated on the basis of the Fund's managed assets, the fees will be higher when leverage (including the AMPS) is utilized, giving the Advisers an incentive to utilize leverage.

          All attendant costs of the AMPS leverage (e.g., auction agent and brokerage fees, dividends to AMPS stockholders, etc.) are borne by the Common Stockholders. The issuance of AMPS by the Fund may have costs and present other risks for Common Stockholders, including: (i) leverage may magnify market fluctuations in the Fund's underlying holdings, thus causing a disproportionate change in the Fund's NAV;
          (ii) the Fund's cost of leverage may exceed the return on the underlying securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to stockholders and generally making the Fund's total return to such stockholders more volatile; (iii) the Fund may be required to sell investments in order to meet dividend or interest payments on the debt or preferred stock it has issued when it may be disadvantageous to do so; (iv) leveraging through the issuance of preferred stock requires that the holders of the preferred stock have class voting rights on various matters that could make it more difficult for Common Stockholders to change the investment objective or fundamental policies of the Fund, to convert it to an open-end fund or make certain other changes; and (v) the Fund may be forced to redeem some or all of the AMPS at inopportune times due to a decline in market value of Fund investments.

          Additionally, the AMPS stockholders have a "dividend preference" for their shares meaning that, should the Fund decide to liquate the AMPS, the Fund, or both, AMPS stockholders would receive first priority in payment of their liquidation preference, or $25,000 per share, plus accrued and unpaid dividends, before Common Stockholders would receive payment on the value of their liquidated shares. The net result may be that Common Stockholders receive an amount per share upon liquidation of the Fund that is reduced by the liquidation preference plus accrued and unpaid dividends first paid to AMPS stockholders. This reduced amount could be less than the current market value if the Fund is trading at a premium to its net asset value at the time of such liquidation.

In addition we have updated the language in "Capitalization of the Fund and Other Matters - Preferred Stock" to conform substantially to the above language. We have added the following to the disclosures under "Prospectus Summary - Risk Factors - Leveraging Risk" and under "Risk Factors - Leveraging Risk":

          Additionally, the AMPS holders have a dividend preference for their shares, meaning that should the Fund decide to liquate the AMPS, the Fund, or both, the holders of AMPS would receive first priority in payment of their liquidation preference, or $25,000 per share, plus accrued and unpaid dividends, before Common Stockholders would receive payment on the value of their liquidated shares. The net result could be that Common Stockholders receive an amount per share upon liquidation of the Fund that is reduced by the liquidation preference plus accrued and unpaid dividends first paid to AMPS stockholders. This reduced amount could be less than the current market value if the Fund is trading at a premium to its net asset value at the time of such liquidation.

     9. Please indicate in the discussion of the Fund's distribution policy the amount of the distributions consisting of return of capital. We have reviewed this comment carefully and given full consideration to your comments to Joel Terwilliger in your telephone discussion on April 2, 2008. For the reasons stated below, we believe that the current disclosure is both accurate and sufficient. Presently the "Prospectus Summary - Risk Factors - Level Rate Distribution Policy" includes the following statement:

          A distribution which contains a return of capital, which the Fund expects generally to be the case, will result in added record keeping for Common Stockholders. Return of capital is not taxable to Common Stockholders in the year it is paid.

As the disclosure plainly states, the Fund generally expects that the distributions paid to stockholders will contain a return of capital. Current disclosure also makes it very clear that a return of capital is not to be confused with "dividend yield." The above disclosure recognizes that the composition of the distribution could change at any time and is subject to numerous factors, including gains or losses in the Fund, income earned by the Fund's investments, and other factors that, through the Fund's or Common Stockholders' respective tax year, could have a significant impact on whether a distribution is a return of capital, capital gain (or loss), or income. Moreover, until such time as the Fund receives its exemptive order under Section 19(b), the Fund intends to include in the last distribution of the year all of the Fund's realized capital gains, which could vary dramatically from year to year. Consequently, it is impossible to indicate with any certainty, the "amount of the distribution consisting of return of capital". Indeed, we believe it would be materially misleading to make any statement about the "amount of distribution".

Stockholders can expect to receive tax-reporting information for distributions from either their brokers or from the Fund's transfer agent indicating the exact composition per share of the dividends and distributions received. Also, when the monthly distributions are announced by the Fund on a quarterly basis (for the succeeding three months' distributions), the Fund includes a discussion of whether the distribution includes a return of capital. This information is also posted to the Fund's website. Stockholders also receive an IRS Form 1099-DIV indicating the final tax characteristic of the distributions they received for the prior tax year. This is current and up-to-date information provided by the Fund; the Fund does not want to confuse its stockholders with mistaken reliance upon discussion in the Prospectus for purposes of determining the tax characteristics of any distributions received, especially since it will not be known until after the prospectus is filed and will change over successive tax reporting periods for which prospectuses may not be filed. Finally, the prospectus makes careful note that "Common Stockholders should contact their own tax advisor if they have questions regarding the tax treatment of the distributions under the Distribution Policy." Below is a relevant excerpt from the prospectus:

          Although the Fund may indicate what it expects the tax characteristics of its distributions to be, it is subject to change depending on a number of factors, including market conditions throughout the year and the magnitude of income and realized gains for the year. Any portion of a distribution that is paid by the Fund out of net investment income, or from capital gains, will be taxable at the appropriate rates, and this information, as stated above, will be given to stockholders on IRS Form 1099-DIV. Stockholders can expect to receive tax-reporting information for 2008 distributions from either their brokers or from the Fund's transfer agent indicating the exact composition per share of the dividends and distributions received during the calendar year. Stockholders should consult their tax advisor for proper tax treatment of each Fund's distributions.

Further, we believe the discussion currently provided in the prospectus which outlines the characteristics of the distributions, risks associated with the Distribution Policy, and how the distributions affect the Fund's investment objective and strategies, among other items, are adequately disclosed in the following sections of the prospectus: "Prospectus Summary - Dividends and Distributions," "Prospectus Summary - Risk Factors," "Investment Objective and Policies - Level-Rate Distribution Policy," "Risk Factors," the general discussion under "The Offering," "The Offering - Impact of the Offering on the Level-Rate Distribution Policy," "About the Fund - Taxation Regarding the Distribution Policy," the section in the prospectus "Dividends and Distributions
- Level-Rate Distribution Policy," and also in the accompanying Statement of Additional Information.

     Fees and Expenses

     10. The Fund uses leverage, yet it appears that the costs borne by the Fund's common shareholders are not set forth in the fee table. Please include such costs in the fee table. Also, please provide footnote disclosure of the increased expenses resulting from the failed auction of the Fund's preferred shares. The Fee Table already includes a line item entitled: "Preferred Stock Broker Commission and Auction Agent Fees". If your comment seeks a disclosure concerning the dividends paid to the preferred stockholders, it would be inappropriate to include the preferred stock dividends in this Fee Table since they are neither fees nor expenses (i.e., they are dividends). Distributions to preferred stockholders are dealt with in the "Financial Highlights" which is the section of the Prospectus immediately following the Fee Table.

Regarding your comment about providing disclosure for the increased expense/cost resulting from the failed auction, at the present time, there has been no increased expense/cost to the Common Stockholders with respect to the failed auctions. Notably, the "Maximum Applicable Rate" under the Fund's governing documents is set at 125% of LIBOR, which is around 2.70%. Consequently, the current rate for the Fund's AMPS is 3.953%, which is 44.7 basis points lower than the auction rate which was set at the Fund's last successful auction on February 4, 2008. Although the Maximum Applicable Rate is subject to change, we believe that risk has been thoroughly disclosed in the current document (as discussed in the context of Comment #8 above). Finally, we believe that the disclosure regarding the Fund's AMPS, which is described in greater detail in our response to Comment #8 above, is responsive to your wanting to alert Common Stockholders that they bear all the attendant costs of leverage.

     11. Please add to the "Acquired Funds" line item the words "Fees and Expenses." This change has been made.

     12. Please delete the first two words from the line item "Current Expected Annual Fund Expenses before the Rights Offering." This change has been made.

     13. Please move the line items "Preferred Stock broker commission and auction agent fees" and "Administration, co-administration and custodian fees" from the Management Fees section of the fee table and place them under Other Expenses. "Management Fees" is not a "section", it is a line item with an associated amount. Nonetheless, we have moved "Management Fees" down in the table so that it does not appear to be a "section".

     Investment Policies

     14. Please clarify that the limitation on the Fund's borrowing policy is applicable at all times, not just at time of investment. We have stated the fundamental investment policy exactly as it was originally adopted by the Fund, that is, "the Fund may not . . . borrow money in an amount exceeding the maximum permitted under the 1940 Act." See numbered paragraph 8 under "Investment Policies". There are no statements elsewhere in the Prospectus which are different than this. We do not believe any change is necessary in response to this comment.

     15. Please explain why the Fund's investment of more than 30% of assets in Berkshire Hathaway does not violate its concentration policy. The Prospectus correctly sets out the concentration rule under Subchapter M as follows:

          Under Subchapter M, no single investment can exceed 25% of the Fund's total assets at the time of purchase. [This] percentage limitations [is] calculated at the time of investment, and the Fund is not required to dispose of assets if holdings increase above these levels due to appreciation.

See "Prospectus Summary - Investment Objective and Principal Investment Strategies" and "Investment Objective and Policies - Investment Policies". We have also added the following explanation regarding the 30% position in BRK just below the Subchapter M disclosure:

          Despite the 30.0% holding in Berkshire, the Fund remains in compliance with Subchapter M (as discussed above) because, at the time of investment, the Fund's holdings in Berkshire were less than 25% and all subsequent increases are due to market appreciation.

Additionally, the Fund discusses its concentration policy of investing in Real Estate Related Companies in "Prospectus Summary - Investment Objective and Principal Investment Strategies," "Investment Objective and Policies - Investment Policies," and "Risk Factors - Investment in Berkshire Hathaway." We have added the following disclosure regarding how investments in Berkshire do not violate the Fund's concentration policy in these sections of the Prospectus as follows:

          The Fund's holdings in Berkshire, while a significant percentage of its overall holdings, do not violate the Fund's concentration policy in Real Estate Related Companies because the Fund is able to satisfy its obligation to invest more than 25% of its assets in Real Estate Related Companies while at the same time having a large position in Berkshire.

     Determination of Net Asset Value

     16. The discussion of fair value pricing does not disclose who performs the function, or the effects of using fair value pricing. Please include this information. We have added the following disclosure at the end of "Determination of Net Asset Value" as follows:

          In this regard, the Fund has adopted fair value procedures pursuant to which "fair value securities" are valued (i.e., securities owned by the Fund for which market quotations are not readily available or current market quotations may be unreliable, including, but not limited to, illiquid securities) (the "Fair Value Procedures"). Under the Fair Value Procedures, the Board has established a pricing committee consisting of any two of a group consisting of the Fund's president and Independent Directors (the "Pricing Committee"). Generally, Fund management is charged with identifying and reporting to the Pricing Committee securities that may require fair value determination. The Pricing Committee's valuation of any fair value security is a subjective process, the accuracy of which will be dependent of a number of factors and circumstances existing at the time of the valuation. Consequently, the ultimate price for which a fair value security is sold may differ significantly from the that determined in good faith by the Pricing Committee, which difference could adversely affect the Fund and its stockholders.

     Where appropriate, we have made changes to the Statement of Additional Information to conform with the above changes. We acknowledge on behalf of the Fund that: (i) the Fund is responsible for the adequacy and accuracy of the disclosure in this filing; (ii) SEC staff comments regarding this filing or changes to disclosure in response to SEC staff comments regarding this filing reviewed by the SEC staff do not foreclose the Commission from taking any action with respect to this filing; and (iii) the Fund may not assert SEC staff comments as a defense in any proceeding initiated by the Commission or by any person under the federal securities laws of the United States.



                                        Sincerely,

                                        /s/ Stephen C. Miller

                                        Stephen C. Miller

                                        President and General Counsel



Cc: Arthur L. Zwickel, Esq., Paul, Hastings, Janofsky, and Walker LLP The Board of Directors of Boulder Growth & Income Fund, Inc. Boulder Investment Advisers, LLC
         Stewart Investment Advisers